UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Diversified International Fund

Dreyfus Global Infrastructure Fund

Dreyfus Global Real Estate Securities Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2016 (Unaudited)

Registered Investment Companies--99.4%	Shares		Value ($)
Foreign Equity
Dreyfus Emerging Markets Fund, Cl. Y	2,602,214	a	18,345,610
Dreyfus International Equity Fund,
Cl. Y	7,083,009	a,b	222,973,114
Dreyfus/Newton International
Equity Fund, Cl. Y	12,501,027	a,b	223,393,360
International Stock Fund, Cl. Y	16,284,703	a,b	221,960,500
Total Investments (cost $662,365,698)	99.4%		686,672,584
Cash and Receivables (Net)	.6%		3,986,801
Net Assets	100.0%		690,659,385

a	Investment in affiliated mutual fund.
b	The fund's investment in the Dreyfus International Equity Fund, Dreyfus/Newton International Equity Fund and the
International Stock Fund represents 32.3%, 32.3%, and 32.1%, respectively, of the fund's total investments.
All three funds seek to provide long-term capital appreciation.

At January 31, 2016, net unrealized appreciation on investments was $24,306,886 of which $29,237,287 related to appreciated investment securities and $4,930,401 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	99.4

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	686,672,584	-	-	686,672,584

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Infrastructure Fund
January 31, 2016 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Australia--3.1%
Asciano	8,790	55,858
Aurizon Holdings	32,710	85,948
Sydney Airport	24,900	116,660
Transurban Group	54,572	418,165
		676,631
Brazil--.5%
CCR	35,800	114,387
Canada--6.6%
Canadian National Railway	4,960	268,907
Canadian Pacific Railway	2,040	245,225
Enbridge	18,100	628,700
Fortis	3,970	115,368
TransCanada	5,090	176,764
		1,434,964
China--.7%
Beijing Capital International Airport, Cl. H	156,000	141,860
France--2.4%
Aeroports de Paris	950	107,604
Eutelsat Communications	3,440	111,743
Groupe Eurotunnel	25,950	299,570
		518,917
Hong Kong--1.6%
China Merchants Holdings International	58,482	161,781
Power Assets Holdings	20,500	187,500
		349,281
Italy--3.0%
Atlantia	7,310	190,986
Snam	63,220	354,227
Terna Rete Elettrica Nazionale	21,370	114,358
		659,571
Japan--11.4%

Central Japan Railway	3,350		621,974
Chubu Electric Power	19,000		243,387
East Japan Railway	8,000		736,808
Electric Power Development	6,800		229,393
Kansai Electric Power	28,700	a	312,014
Kyushu Electric Power	10,300	a	110,651
Tokyo Electric Power	24,000	a	120,412
Tokyo Gas	25,000		114,940
			2,489,579
Mexico--2.4%
Grupo Aeroportuario del Centro Norte	43,100	a	200,271
Grupo Aeroportuario del Sureste, Cl. B	11,050		151,210
Promotora y Operadora de Infraestructura	15,700		180,451
			531,932
South Korea--2.0%
Korea Electric Power	9,870	a	434,727
Spain--1.8%
Enagas	6,480		188,831
Ferrovial	9,521		209,779
			398,610
United Kingdom--6.8%
Centrica	32,358		95,010
Inmarsat	15,000		236,266
National Grid	67,933		957,481
Severn Trent	6,179		193,561
			1,482,318
United States--56.1%
Alliant Energy	3,350		218,889
American Electric Power	12,510		762,735
American Tower	4,630	b	436,794
American Water Works	7,000		454,370
Atmos Energy	3,470		240,193
CMS Energy	9,850		382,968
Crown Castle International	7,900	b	680,980
CSX	16,710		384,664
Dominion Resources	14,530		1,048,630
DTE Energy	6,190		526,212
Duke Energy	3,420		257,526

Edison International	9,600		593,280
Eversource Energy	7,190		386,822
Exelon	9,540		282,098
InfraREIT	5,360	b	103,609
ITC Holdings	3,450		137,655
Kinder Morgan	36,820		605,689
Macquarie Infrastructure	1,710		114,673
NextEra Energy	4,570		510,515
Norfolk Southern	2,870		202,335
Pepco Holdings	3,900		104,052
PG&E	11,800		647,938
Pinnacle West Capital	3,690		244,684
Sempra Energy	5,010		474,698
Southern	9,020		441,258
Spectra Energy	7,410		203,405
Union Pacific	15,060		1,084,320
Williams	11,250		217,125
Xcel Energy	13,040		498,389
			12,246,506
Total Common Stocks
(cost $23,361,682)			21,479,283

Master Limited Partnerships--.6%
United States
Enterprise Products Partners LP
(cost $166,901)	5,090		121,702

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $25,610)	25,610	[c]	25,610
Total Investments (cost $23,554,193)	99.1%		21,626,595
Cash and Receivables (Net)	.9%		190,171
Net Assets	100.0%		21,816,766

LP--Limited Partnership

a Non-income producing security.

b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized depreciation on investments was $1,927,598 of which $834,621 related to appreciated investment securities and $2,762,219 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Electric	31.9
Transportation	31.3
Energy	24.7
Specialty	5.1
Infrastructure	3.9
Telecommunication Services	2.1
Money Market Investment	.1
99.1

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	12,246,506	-		-	12,246,506
Equity Securities - Foreign Common Stocks†	-	9,232,777	††	-	9,232,777
Limited Partnership Interests†	121,702	-		-	121,702
Mutual Funds	25,610	-		-	25,610

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
January 31, 2016 (Unaudited)

Common Stocks--97.8%	Shares		Value ($)
Australia--5.8%
Dexus Property Group	735,275		3,864,953
Goodman Group	542,300		2,356,327
GPT Group	1,996,680		6,960,251
Mirvac Group	3,157,310		4,270,402
Scentre Group	3,592,800		11,143,978
Stockland	1,895,550		5,562,100
Westfield	923,400		6,586,378
			40,744,389
Canada--2.0%
Allied Properties Real Estate Investment Trust	186,890		4,442,456
Dream Office Real Estate Investment Trust	337,090		3,874,045
RioCan Real Estate Investment Trust	62,750		1,108,170
Smart Real Estate Investment Trust	196,040		4,332,499
			13,757,170
Finland--.4%
Citycon	1,360,260	a	3,244,814
France--3.8%
Fonciere des Regions	42,020		3,570,071
Klepierre	197,160		8,596,937
Unibail-Rodamco	57,050		14,423,493
			26,590,501
Germany--3.9%
alstria office REIT	390,820	a	4,880,803
Deutsche Wohnen-BR	367,650		9,663,937
Vonovia	411,650		12,513,824
			27,058,564
Hong Kong--6.5%
Cheung Kong Property Holdings	1,935,000		10,500,109
Henderson Land Development	579,000		3,146,159
Hongkong Land Holdings	822,000		5,147,580
Link REIT	881,950		5,048,289

New World Development	2,492,000		2,012,168
Sun Hung Kai Properties	1,201,000		13,059,823
Swire Properties	910,000		2,358,112
Wharf Holdings	968,000		4,510,760
			45,783,000
Japan--9.8%
Activia Properties	423		1,901,534
GLP J-REIT	672		657,021
Invincible Investment	1,210		743,207
Japan Excellent	1,425		1,583,898
Japan Hotel REIT Investment	6,489		4,927,443
Japan Logistics Fund	1,176		2,342,834
Japan Rental Housing Investments	3,553		2,413,177
Kenedix Office Investment	786		3,979,828
Kenedix Residential Investment	916		2,133,663
Kenedix Retail REIT	1,118		2,277,024
Mitsubishi Estate	262,240		5,197,885
Mitsui Fudosan	741,000		17,421,945
Nippon Building Fund	1,695		8,756,951
Orix JREIT	2,422		3,375,249
Sumitomo Realty & Development	240,000		6,728,223
Tokyo Tatemono	409,000		4,399,814
			68,839,696
Netherlands--.5%
Wereldhave	69,040		3,770,014
Norway--.2%
Entra	218,580	b	1,722,587
Singapore--1.3%
CapitaLand	709,000		1,544,028
CapitaLand Mall Trust	2,430,900		3,392,363
Keppel REIT	3,279,000		2,066,598
Mapletree Greater China Commercial Trust	1,840,200		1,089,962
Mapletree Industrial Trust	1,012,000		1,093,358
			9,186,309
Spain--.4%
Inmobiliaria Colonial	4,430,040	a	2,963,311
Sweden--1.3%
Kungsleden	509,440		3,411,938

Wihlborgs Fastigheter	285,150		5,488,997
			8,900,935
Switzerland--.8%
PSP Swiss Property	62,840	a	5,344,609
United Kingdom--6.2%
Assura	4,018,430		3,127,382
British Land	848,187		8,995,996
Capital & Counties Properties	705,710		3,737,386
Great Portland Estates	300,811		3,299,303
Land Securities Group	826,182		12,963,081
Safestore Holdings	510,000		2,496,335
Shaftesbury	310,760		3,732,452
Tritax Big Box REIT	948,050		1,756,928
UNITE Group	338,930		3,117,645
			43,226,508
United States--54.9%
Apartment Investment & Management, Cl. A	231,550		9,065,182
AvalonBay Communities	95,600		16,394,444
Boston Properties	138,220		16,062,546
Brandywine Realty Trust	221,460		2,841,332
Camden Property Trust	88,680		6,766,284
Care Capital Properties	134,180		4,017,349
Chesapeake Lodging Trust	74,237		1,864,833
CyrusOne	207,870		7,660,009
Digital Realty Trust	83,610		6,695,489
Duke Realty	512,270		10,311,995
Empire State Realty Trust, Cl. A	469,960		7,777,838
Equity One	229,130		6,351,484
Equity Residential	128,690		9,920,712
Essex Property Trust	70,300		14,981,633
Extra Space Storage	27,390		2,483,999
Federal Realty Investment Trust	27,690		4,176,483
First Industrial Realty Trust	291,290		5,997,661
General Growth Properties	222,560		6,240,582
HCP	281,250		10,108,125
Highwoods Properties	234,590		9,920,811
Host Hotels & Resorts	1,069,060		14,806,481
Hudson Pacific Properties	361,150		9,176,821

Kilroy Realty	63,190		3,530,425
Kimco Realty	313,430		8,522,162
LaSalle Hotel Properties	27,530		610,065
Liberty Property Trust	223,294		6,546,980
National Retail Properties	275,960		11,849,722
Prologis	157,220		6,205,473
PS Business Parks	54,520		4,720,342
Public Storage	85,060		21,567,814
Ramco-Gershenson Properties Trust	207,200		3,541,048
Regency Centers	81,010		5,864,314
Senior Housing Properties Trust	319,770		4,630,270
Simon Property Group	207,770		38,703,396
Sovran Self Storage	56,760		6,395,717
Spirit Realty Capital	576,750		6,044,340
STORE Capital	323,850		8,028,241
Sunstone Hotel Investors	275,290		3,270,445
Urban Edge Properties	222,370		5,403,591
Ventas	210,830		11,663,116
Vornado Realty Trust	66,920		5,919,743
Washington Real Estate Investment Trust	206,920		5,220,592
Weingarten Realty Investors	286,970		10,012,383
Welltower	361,450		22,489,419
			384,361,691
Total Common Stocks
(cost $642,166,191)			685,494,098
	Number of
Rights--.0%	Rights		Value ($)
United Kingdom
Tritax Big Box REIT
(cost $7,440)	86,186	[a]	7,368

Other Investment--.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,060,907)	6,060,907	[c]	6,060,907

Total Investments (cost $648,234,538)	98.7%		691,562,373
Cash and Receivables (Net)	1.3%		8,801,707

Net Assets	100.0%	700,364,080

BR--Bearer Certificate
REIT--Real Estate Investment Trust

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, this security was valued at $1,722,587 or .2% of net assets.
c	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized appreciation on investments was $43,327,835 of which $78,191,892 related to appreciated investment securities and $34,864,057 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified	18.1
Multifamily	9.2
Health Care	8.0
Retail	7.5
Office	6.9
Shopping Centers	6.8
Regional Malls	6.4
Industrial	6.0
Office Infill	5.8
Self Storage	4.7
Freestanding	3.7
Hotel	3.6
Real Estate Services	3.5
Residential	3.2
Office Suburban	2.4
Specialty	2.0
Money Market Investment	.9
98.7

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2016 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Swiss Franc,
Expiring
2/2/2016	a 349,000	341,277	340,704	(573)

Sales:		Proceeds ($)

British Pound,
Expiring
2/2/2016	a 325,000	461,971	463,095	(1,124)

Euro,
Expiring
2/2/2016	a 664,000	719,776	719,308	468

Japanese Yen,
Expiring
2/2/2016	a 380,000,000	3,141,534	3,138,809	2,725

Singapore Dollar,
Expiring
2/1/2016	a 3,500,000	2,453,661	2,456,830	(3,169)

Gross Unrealized Appreciation	3,193
Gross Unrealized Depreciation	(4,866)

Counterparty:
a	Northern Trust

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	384,361,691	-		-	384,361,691
Equity Securities - Foreign Common Stocks+	-	301,132,407	++	-	301,132,407
Mutual Funds	6,060,907	-		-	6,060,907
Rights+	7,368	-		-	7,368
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	3,193		-	3,193
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(4,866)		-	(4,866)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)